Investment in associates and joint ventures - Summary of investments in associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments in associates and joint ventures [line items]
Balance sheet value	€ 1,500	€ 1,587
Total assets	976,834	949,250	€ 933,891
Total liabilities	919,829	896,448
Total income	30,418	20,093	€ 17,227
TMB Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Total assets	121	115
Total liabilities	€ 309	€ 417
TMB Public Company Limited | TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Interest held	23.00%	23.00%
Fair value of listed invest-ments	€ 849	€ 866
Balance sheet value	1,109	1,208
Total assets	49,506	46,478
Total liabilities	43,677	40,957
Total income	1,303	1,286
Total expenses	957	1,038
Other investments in associates and joint ventures
Disclosure of investments in associates and joint ventures [line items]
Balance sheet value	€ 391	€ 379